Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	New Senior Investment Group Inc.
Entity Central Index Key	0001610114
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description	New Senior is filing this Current Report on Form 8-K to disclose the retrospective impact of the early adoption of the Financial Accounting Standard Board’s amended accounting standard Simplifying the Presentation of Debt Issuance Costs (Accounting Standards Update No. 2015-03) on its historical financial statements included in New Senior’s 2014 Form 10-K. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.
Document Period End Date	Dec. 31, 2014